Contract costs (Details) - CAD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Disclosure Of Contract Costs [Line Items]
Transition costs	$ 225,331	$ 235,014
Incentives	17,816	8,042
Contract assets	243,147	243,056
Cost
Disclosure Of Contract Costs [Line Items]
Transition costs	461,262	420,475
Incentives	71,748	58,978
Contract assets	533,010	479,453
Amortization
Disclosure Of Contract Costs [Line Items]
Transition costs	(235,931)	(185,461)
Incentives	(53,932)	(50,936)
Contract assets	$ (289,863)	$ (236,397)